Derivative Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
Disclosure of Derivative Financial Assets and Open Position at the Reporting Date
The group has the following derivative financial instruments:

	Hedging contracts
Figures in million (SA Rand)	Rand gold forwards (a)	US$ gold forwards (b)	Rand gold collars (a)	US$ gold collars (b)	US$ silver contracts (b)	Foreign exchange contracts (c)	Total

At 30 June 2024
Derivative financial assets	282	30	155	18	3	523	1 011
Non-current	172	27	135	18	3	98	453
Current	110	3	20	—	—	425	558

Derivative financial liabilities	(1 799)	(236)	(9)	(4)	(63)	—	(2 111)
Non-current	(510)	(77)	—	(1)	(21)	—	(609)
Current	(1 289)	(159)	(9)	(3)	(42)	—	(1 502)

Net derivative financial instruments	(1 517)	(206)	146	14	(60)	523	(1 100)

Unrealised gains/(losses) included in other reserves, net of tax	(1 192)	(197)	123	14	—	—	(1 252)

Movements for the year ended 30 June 2024
Realised losses included in revenue	(1 215)	(50)	—	—	—	—	(1 265)
Unrealised gains/(losses) on gold contracts recognised in other comprehensive income	(1 580)	(310)	141	15	—	—	(1 734)

Gains/(losses) on derivatives	—	—	—	—	(98)	670	572
Day one gain/(loss) amortisation	(114)	(11)	5	1	—	—	(119)

Total gains/(losses) on derivatives	(114)	(11)	5	1	(98)	670	453

Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	(1 580)	(310)	141	15	—	—	(1 734)
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	1 580	310	(141)	(15)	—	—	1 734

(a)Rand gold contracts
Harmony maintains a derivative programme for some of the South African companies by entering into commodity derivative contracts. The contracts comprise forward sale contracts and zero cost collars. Hedge accounting is applied to these contracts.

(b)US$ commodity contracts
Harmony maintains a derivative programme for Hidden Valley by entering into commodity derivative contracts. The contracts comprise US$ gold forward sale contracts as well as US$ gold zero cost collars and silver zero cost collars which establish a minimum (floor) and maximum (cap) commodity sales price. Hedge accounting is applied to all US$ gold forward sale contracts and US$ gold zero cost collars, shown separately from the silver zero cost collars that are not hedge accounted.

(c)Foreign exchange contracts
Harmony maintains a foreign exchange derivative programme in the form of zero cost collars, which sets a floor and cap Rand/US$ exchange rate at which to convert US dollars to Rands, and foreign exchange forward contracts (FECs). Hedge accounting is not applied to these contracts.
17    Derivative financial instruments continued

	Hedging contracts
Figures in million (SA Rand)	Rand gold forwards (a)	US$ gold forwards (b)	US$ silver contracts (b)	Foreign exchange contracts (c)	Total
At 30 June 2023
Derivative financial assets	179	67	44	89	379
Non-current	135	33	16	85	269
Current	44	34	28	4	110

Derivative financial liabilities	(1 291)	(19)	—	(221)	(1 531)
Non-current	(401)	—	—	(69)	(470)
Current	(890)	(19)	—	(152)	(1 061)

Net derivative financial instruments	(1 112)	48	44	(132)	(1 152)

Unrealised gains/(losses) included in other reserves, net of tax	(808)	55	—	—	(753)
Movements for the year ended 30 June 2023
Realised gains/(losses) included in revenue	(209)	25	—	—	(184)
Unrealised losses on gold contracts recognised in other comprehensive income	(1 748)	(34)	—	—	(1 782)

Gains/(losses) on derivatives	—	—	21	(145)	(124)
Day one loss amortisation	(66)	(4)	—	—	(70)

Total gains/(losses) on derivatives	(66)	(4)	21	(145)	(194)
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	(1 748)	(34)	—	—	(1 782)
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	1 748	34	—	—	1 782

Movements for the year ended 30 June 2022
Realised gains/(losses) included in revenue	602	(105)	—	—	497
Unrealised gains/(losses) on gold contracts recognised in other comprehensive income	(292)	50	—	—	(242)

Gains/(losses) on derivatives	—	—	114	(16)	98
Day one loss amortisation	(39)	(6)	—	—	(45)

Total gains/(losses) on derivatives	(39)	(6)	114	(16)	53

Hedge accounting
During April 2024, Harmony added gold zero cost collar (gold collar) hedging contracts to the gold forward sale derivative contracts to hedge the risk of lower gold prices. Cash flow hedge accounting is applied to the majority of these contracts, resulting in the effective portion of the unrealised gains and losses being recorded in other comprehensive income (other reserves – refer to note 23). Refer to note 37 for a summary of the risk management strategy applied and the balances relating to designated hedging instruments as at reporting date.

Hedge effectiveness is determined at the inception of the hedge relationship and through periodic prospective effectiveness assessments. The group enters into gold forward and gold zero cost collar contracts that have similar terms as the hedged item, such as notional amount, maturity date and reference gold spot price thereby ensuring that an economic relationship exists between the hedging instrument and the hedged item and resulting in a hedge ratio of 1:1. Potential sources of hedge ineffectiveness include counterparty and own credit risk, day one gains and losses, a mismatch in the timing of the derivative and underlying gold sale maturities, location differential and the refining margin. Hedge ineffectiveness is measured by comparing the change in the expected cash flows from a forward sale contract versus the sale of an equivalent quantity of gold in the open market. Ineffectiveness results when the changes in the fair values in the hedging instruments exceed the fair value changes in the hedged item. A negligible amount of hedge ineffectiveness was experienced in the years presented.
17    Derivative financial instruments continued
Hedge accounting continued
A new limit for gold hedging was approved by the Board in April 2024 as 30%, 20% and 10% of production in a 12-, 24- and 36-month period, respectively, for contracts going forward. Refer to note 37 for further details.

The gains and losses from derivative contracts to which hedge accounting is not applied are included in gains/(losses) on derivatives in profit or loss.

During the current financial year the hedging policy was expanded to a 36-month period from a 24-month period at 30 June 2023. Consequently, the disclosure of open positions is now presented on a bi-annual basis compared to a quarterly basis in the prior years. HY1 represents the the period July to December and HY2 represents the period January to June. The following table shows the open position at the reporting date:

	FY25		FY26		FY27		Total
	HY1	HY2	HY1	HY2	HY1	HY2
At 30 June 2024
Foreign exchange contracts
Zero cost collars
US$m	178	146	48	18	—	—	390
Average floor – R/US$	18.48	19.30	19.21	19.57	—	—	18.93
Average cap – R/US$	20.48	21.31	21.21	21.57	—	—	20.93
Forward contracts
US$m	75	67	36	9	—	—	187
Average forward rate – R/US$	19.53	20.05	20.12	20.40	—	—	19.79
Commodity contracts
Rand gold forward contracts
000 oz – cash flow hedge	192	188	152	82	14	10	638
Average R'000/kg	1 253	1 365	1 389	1 550	1 679	1 734	1 373
US$ gold forward contracts
000 oz – cash flow hedge	20	19	18	11	5	2	75
Average US$/oz	2 151	2 155	2 249	2 496	2 634	2 695	2 273
Rand gold zero cost collar contracts
000 oz – cash flow hedge	24	22	4	26	50	44	170
Average floor – R'000/kg	1 346	1 412	1 463	1 534	1 577	1 618	1 524
Average cap – R'000/kg	1 523	1 591	1 672	1 726	1 786	1 827	1 722
US$ gold zero cost collar contracts
000 oz – cash flow hedge	2	2	6	7	7	7	31
Average floor – US$/oz	2 260	2 302	2 391	2 448	2 499	2 536	2 447
Average cap – US$/oz	2 510	2 552	2 658	2 721	2 786	2 818	2 721
Total gold contracts
000 oz – cash flow hedge	238	231	180	126	76	63	914
US$ silver contracts
000 oz	600	600	600	430	—	—	2 230
Average floor – US$/oz	25.13	26.70	28.14	29.59	—	—	27.22
Average cap – US$/oz	27.95	29.55	31.20	32.83	—	—	30.20
17    Derivative financial instruments continued
The following table shows the open position at the reporting date:

	FY24		FY25		Total
	HY1	HY2	HY1	HY2
At 30 June 2023
Foreign exchange contracts
Zero cost collars
US$m	156	156	154	96	562
Average floor – R/US$	17.56	17.93	18.48	19.53	18.25
Average cap – R/US$	19.48	19.90	20.49	21.55	20.23
Forward contracts
US$m	72	72	69	37	250
Average forward rate – R/US$	18.94	18.94	19.53	20.30	18.96
Commodity contracts
Rand gold forward contracts
000 oz – cash flow hedge	156	150	144	102	552
Average R'000/kg	1 087	1 146	1 207	1 341	1 181
US$ gold forward contracts
000 oz – cash flow hedge	18	18	15	4	55
Average US$/oz	1 901	2 079	2 136	2 175	2 043
Total gold contracts
000 oz – cash flow hedge	174	168	159	106	607
US$ silver contracts
000 oz	480	480	420	160	1540
Average floor – US$/oz	24.22	24.54	24.79	25.66	24.62
Average cap – US$/oz	27.00	27.36	27.79	28.66	27.50